Equity affiliates, other investments and related parties - Compensation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Related party transactions
Number of people	101,309	105,476	107,776	101,309	105,476	107,776
Direct or indirect compensation | $	$ 11,900	$ 12,600	$ 12,000
Pension expense | $	1,400	1,500	(2,400)
Share-based payments expense | $	4,900	7,200	7,700
Severance provision	90,700	129,000	113,300	€ 80.1	€ 105.2	€ 100.8
Directors' fees | $	$ 2,060	$ 1,440	1,570
Previously stated
Related party transactions
Direct or indirect compensation | $			15,000
Pension expense | $			(4,900)
Share-based payments expense | $			$ 8,700
Executive officers and members of the Board of Directors
Related party transactions
Number of people	11	11	10	11	11	10
Executive officers and members of the Board of Directors | Previously stated
Related party transactions
Number of people			15			15
Executive Officers
Related party transactions
Number of people	8	8		8	8
Executive Officers | Previously stated
Related party transactions
Number of people			13			13
Directors of corporate functions in Group Performance Management Committee | Previously stated
Related party transactions
Number of people			4			4
Board of Directors
Related party transactions
Number of people	3	3		3	3
Board of Directors | Previously stated
Related party transactions
Number of people			2			2